INCOME TAXES - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	23.00%	24.00%	24.00%
Expected income tax expense/(recovery)	$ 277,748	$ 80,612	$ (214,158)
Foreign and statutory rate differences	35,636	19,297	(27,918)
Investment tax credit	(14,245)		(9,639)
Non-taxable capital (gains)/losses	(184)	(105)	14,341
Change in valuation allowance	291	(560)	(25,918)
Goodwill impairment, share-based compensation and other	(5,950)	2,200	64,317
Income tax expense/(recovery)	$ 293,296	$ 101,444	$ (198,976)